Common and Preferred Shares - Schedule of Preferred Shares (Detail) (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 26, 2018	Oct. 12, 2018	Jun. 08, 2018	Apr. 26, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Shares issued price per share			$ 76.15
Preferred shares issuable upon election notice received					1,000,000
Number of shares issued			22,655,000
Issue of share					$ 2,989	$ 1,829	$ 1,713
Series 18 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend				$ 0.209375
Series 19 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend				$ 0.181788
Series 20 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.225625
Series 21 preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend	$ 0.187403
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Initial dividend					$ 0.362100
Number of shares issued		12,000,000
Issue of share		$ 300
Noncumulative Preferred Stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature					quarterly
Dividends rate reset period					5-Year
Shares issued price per share					$ 25
Non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period					5-Year
Outstanding noncumulative preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature					quarterly
Dividends rate reset period					5-Year
Shares issued price per share					$ 25
Outstanding non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period					5-Year